Convertible notes (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Convertible Notes
	December 31,
	2024	2023
Principal amounts	$460,000	$460,000
Unamortized issuance costs	2,140	4,695
Net carrying amount	$457,860	$455,305